Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 248	€ 256
Commercial mortgage-backed securities	[1]	5	4
Mortgage and other asset-backed securities	[1]	21	37
Corporate, sovereign and other debt securities	[1]	222	215
Equity securities	[1]	62	62
Derivatives [Abstract]
Credit	[1]	261	189
Equity	[1]	299	168
Interest related	[1]	378	312
Foreign exchange	[1]	34	44
Other	[1]	93	116
Loans [Abstract]
Loans	[1]	561	525
Other	[1]	0	0
Total	[1]	1,936	1,673
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	136	108
Commercial mortgage-backed securities	[1]	2	1
Mortgage and other asset-backed securities	[1]	24	20
Corporate, sovereign and other debt securities	[1]	111	86
Equity securities	[1]	92	85
Derivatives [Abstract]
Credit	[1]	167	123
Equity	[1]	275	128
Interest related	[1]	359	303
Foreign exchange	[1]	29	39
Other	[1]	80	101
Loans [Abstract]
Loans	[1]	406	264
Other	[1]	0	0
Total	[1]	€ 1,544	€ 1,151

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.